Related parties (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 21, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions held with Related parties
Income from lease and sublease agreements		R$ 13,071	R$ 13,047	R$ 15,939
Related parties
Transactions held with Related parties
Income from lease and sublease agreements		13,071	13,047
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Income from lease and sublease agreements		0	R$ 0	R$ 0
Editora E Distribuidora Educacional S.A. | Somos Sistemas De Ensino S.A. [Member]
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 430
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São Paulo)
Somos Sistemas De Ensino S.A. [Member] | Editora Scipione S.A.
Transactions held with Related parties
Commercial lease agreement, Monthly payments		R$ 44
Commercial lease agreement, Maturity		60 months
Commercial lease agreement, Rate		Inflation index
Commercial lease agreement, State of the property in use		Pernambuco (Recife)
Somos Sistemas De Ensino S.A. [Member] | Editora Atica S.A.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 827
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Somos Idiomas S.A.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 53
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Saraiva Educação S.A (“Saraiva”)
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 207
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Mind Makers Editora Educacional (“Mind Makers”)
Transactions held with Related parties
Aggregate amount of Guarantees related to finance	R$ 1,676